Commitments And Contingencies (Narrative) (Details)	12 Months Ended								12 Months Ended
	Dec. 31, 2012 USD ($) item	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 USD ($)	Jan. 31, 2013 EUR (€)	Jan. 25, 2013 EUR (€)	Apr. 23, 2012 EUR (€)	Jan. 31, 2012 EUR (€)	Jul. 31, 2011 EUR (€)	Dec. 31, 2012 Medica S.p.A [Member] USD ($)
Commitments And Contingencies Disclosure [Line Items]
License agreement revenue paid year one								€ 500,000
License agreement revenue paid in current year							750,000
License agreement revenue due in year three				600,000
Number of units under first tier royalty receivable	103,000	103,000
First tier royalty per unit	4.50	4.50
Second tier royalty per unit	4.00	4.00
Minimum quarterly unit sales targets	15,000	15,000
License agreement product purchases in year one		300,000
License agreement product purchases in year two		500,000
License agreement product purchases in year three		750,000
Aggregate purchase commitments		585,000
License agreement first installment payment						500,000
License agreement second installment payment					1,000,000
License and supply agreement fee payable	1,318,000
Total installment payments	1,978,000
Stock options granted	1,547,550	1,547,550	702,500						300,000
Fair value of stock options granted to Medica	273,000								273,000
Other assets, net of accumulated amortization	2,109,000
Accumulated amortization	142,000
Amortization expense	142,000
Amortization expense, next three years	208,000
Royalty rate	3.00%	3.00%
Employment Agreement term	4 years	4 years
Employee Agreement, annual base salary	350,000
Employee Agreement, discretionary bonus percentage	30.00%	30.00%
Monthly rent expense	7,813
Lease extension term	1 year	1 year
Future renewed monthly rent expense	8,399
Rent expense	$ 109,000		$ 104,000